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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OAKMONT CORPORATION
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90067
                 -------------------------------

Form 13F File Number: 28-04326
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   SVP, Legal and Finance
         -------------------------------
Phone:   (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Robert Miller            Los Angeles, California   November 7, 2008
   -------------------------------    -----------------------   ----------------
           [Signature]                      [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   13
                                        --------------------

Form 13F Information Table Value Total:              463,172
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                       VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE SHARED NONE
--------------             --------------  ---------  --------   ---------  ---   ----   ----------   --------   ---- ------ ----
DEERE & CO.                    Common      244199105   27,488      555,312  SH              Other        1            Shared
FREEPORT MCMORAN COPPER
 & GOLD CL B                   Common      35671D857   93,095    1,637,554  SH              Other        1            Shared
GENERAL ELECTRIC               Common      369604103   21,511      843,564  SH              Other        1            Shared
GOLDMAN SACHS GROUP INC.       Common      38141G104   28,134      219,800  SH              Other        1            Shared
LAZARD LTD                    Shares A     G54050102   11,641      271,045  SH              Other        1            Shared
MCMORAN EXPLORATION  CO        Common      582411104  123,900    5,258,893  SH              Other        1            Shared
MONSANTO CO                    Common      61166W101   32,447      327,815  SH              Other        1            Shared
MORGAN STANLEY                 Common      617446448   25,979    1,129,500  SH              Other        1            Shared
PRICE T ROWE GROUP INC.        Common      74144T108   27,548      512,900  SH              Other        1            Shared
SEI INVESTMENTS CO             Common      784117103    2,450      110,340  SH              Other        1            Shared
SIRIUS SATELLITE RADIO
 INC.                          Common      82966U103       67      117,000  SH              Other        1            Shared
STATE STREET CORPORATION       Common      857477103   66,625    1,171,317  SH              Other        1            Shared
STRATUS PROPERTIES INC         Common      863167201    2,287       83,109  SH              Other        1            Shared
                                                      -------
                                                      463,172
                                                      -------